Initial Public Offering (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)			5 Months Ended	8 Months Ended
	Oct. 14, 2020	Sep. 15, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Offering cost			$ 5,923,016	$ 6,029,077
Deferred underwriting commissions				$ 10,685,605	$ 10,685,605
Number of warrants in a unit		0.33
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001
Number of shares in a unit		1
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		30,000,000
Share price		$ 10.00		$ 10.00	10.00
Gross proceeds	$ 5,300,000	$ 300,000,000.0		$ 305,300,000
Offering cost	292,000	16,600,000		$ 16,935,162
Deferred underwriting commissions	$ 186,000	$ 10,500,000
IPO | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Share price				$ 10.00
Common stock, par value				$ 0.0001	$ 0.0001
Number of shares in a unit				1	1
Number of warrants in a unit				1	0.5
Number of shares per warrant				1	1
Exercise price of warrants (in dollars per share)				$ 11.50	$ 11.50